Acquisitions and Business Combinations (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure of detailed information about business combination [abstract]
Disclosure of Fair Value of Assets Acquired and Liabilities Assumed
The final fair values for the identifiable assets acquired and liabilities assumed as at the acquisition date are as follows:

	2023
Figures in million	Provisional fair value	Measurement period adjustment	Final fair value
Non-current assets
Property, plant and equipment	3 785	(631)	3 154
Current assets
Restricted cash and investments	4	—	4
Trade and other receivables	12	(5)	7
Non-current liabilities
Deferred tax liabilities	(636)	636	—
Fair value of net identifiable assets acquired at 16 December 2022	3 165	—	3 165

Since the final fair value of net identifiable assets acquired is within a reasonable range of the fair value of the consideration transferred, no gain on bargain purchase or goodwill is recognised for the transaction.